Condensed Consolidating Statements Of Cash Flows Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (88,630)	$ (1,083)	$ (95,632)	$ (348,329)	$ (309,870)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	126,194	132,049	263,639	274,305	313,759
Stock-based compensation	2,699	4,424	7,437	11,278	8,370
Loss from extinguishment of debt	4,828			64,673	3,779
Amortization and writeoff of deferred financing costs and other	6,669	6,592	13,822	15,705	19,624
Equity in (income) loss from unconsolidated affiliates, net of distributions	151	136	93	(309)	794
Provision for doubtful accounts	4,018	8,524	20,332	15,729	12,438
Property charges and other	5,042	2,701	14,689	4,068	24,468
(Increase) decrease in swap fair value	(2,260)	(1,368)	(3,829)	4,233	4,224
Increase (decrease) in cash from changes in:
Receivables	(3,139)	(4,372)	(35,747)	(29,683)	(25,016)
Inventories and prepaid expenses and other	1,823	9,494	13,237	19,452	180
Accounts payable and accrued expenses	8,212	(13,882)	5,679	41,777	(14,227)
Due to affiliates, net	8,135	(5,592)	24,242	31,746	41,879
Net cash provided by (used in) operating activities	73,742	137,623	227,962	104,645	80,402
Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(23,439)	(34,758)	(65,207)	(157,080)	(245,040)
Deposits and other assets	(1,747)	(1,603)	(2,348)	(4,796)	4,278
Due to affiliates, net	6,863	5,432	13,728	3,597	(8,468)
Proceeds from sale of assets	313	54	255	218	42
Net cash provided by (used in) investing activities	(18,010)	(30,875)	(53,572)	(158,061)	(249,188)
Cash flows from financing activities:
Principal payments on long-term debt	(371,567)	(20,755)	(25,473)	(1,933,238)	(929,909)
Proceeds from issuance of long-term debt	900,000			1,995,686	649,481
Interest rate swap transactions	(2,368)
Capital contribution from the Parent				50,000	412,951
Payments of deferred financing costs	(11,268)	(58)	(58)	(72,846)	(20,698)
Net cash provided by (used in) financing activities	514,797	(20,813)	(25,531)	39,602	111,825
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	570,529	85,935	148,859	(13,814)	(56,961)
Balance, beginning of period	201,399	52,540	52,540	66,354	123,315
Balance, end of period	771,928	138,475	201,399	52,540	66,354
Issuers
Cash flows from operating activities:
Net (loss) income	(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	124,333	130,193	259,929	270,280	309,012
Stock-based compensation	2,699	4,424	7,437	11,278	8,370
Loss from extinguishment of debt	4,828			64,673	3,779
Amortization and writeoff of deferred financing costs and other	6,669	6,592	13,822	15,705	19,624
Equity in (income) loss from unconsolidated affiliates, net of distributions	1,506	1,570	3,032	3,235	9,164
Provision for doubtful accounts	4,018	8,524	20,332	15,729	12,438
Property charges and other	5,042	2,701	14,689	4,068	19,206
(Increase) decrease in swap fair value	(2,260)	(1,368)	(3,829)	4,233	4,224
Increase (decrease) in cash from changes in:
Receivables	(3,139)	(4,372)	(35,747)	(29,683)	(25,021)
Inventories and prepaid expenses and other	1,691	9,081	13,006	19,538	320
Accounts payable and accrued expenses	8,794	(14,079)	5,431	42,051	(14,274)
Due to affiliates, net	8,837	(4,135)	26,550	36,645	48,765
Net cash provided by (used in) operating activities	74,388	138,048	229,020	109,423	85,737
Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(20,183)	(34,758)	(62,584)	(156,987)	(244,904)
Deposits and other assets	(1,747)	(1,603)	(2,348)	(4,796)	(3,810)
Due to affiliates, net	2,266	4,307	8,647	(2,323)	(7,607)
Proceeds from sale of assets	313	54	255	218	42
Net cash provided by (used in) investing activities	(19,351)	(32,000)	(56,030)	(163,888)	(256,279)
Cash flows from financing activities:
Principal payments on long-term debt	(370,867)	(20,055)	(24,073)	(1,931,838)	(928,509)
Proceeds from issuance of long-term debt	900,000			1,995,686	649,481
Interest rate swap transactions	(2,368)
Capital contribution from the Parent				50,000	412,951
Payments of deferred financing costs	(11,268)	(58)	(58)	(72,846)	(20,698)
Net cash provided by (used in) financing activities	515,497	(20,113)	(24,131)	41,002	113,225
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	570,534	85,935	148,859	(13,463)	(57,317)
Balance, beginning of period	201,394	52,535	52,535	65,998	123,315
Balance, end of period	771,928	138,470	201,394	52,535	65,998
Guarantor Subsidiaries
Cash flows from operating activities:
Net (loss) income	(1,506)	(1,570)	(3,032)	(3,235)	(9,164)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,861	1,856	3,710	4,025	4,747
Equity in (income) loss from unconsolidated affiliates, net of distributions	151	136	93	(309)	794
Property charges and other					5,262
Increase (decrease) in cash from changes in:
Inventories and prepaid expenses and other	132	413	231	(86)	(140)
Accounts payable and accrued expenses	(582)	197	248	(274)	47
Due to affiliates, net	(702)	(1,457)	(2,308)	(4,899)	(6,886)
Net cash provided by (used in) operating activities	(646)	(425)	(1,058)	(4,778)	(5,340)
Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(3,256)		(2,623)	(93)	(136)
Deposits and other assets					8,088
Due to affiliates, net	4,602	1,125	5,081	5,920	(861)
Net cash provided by (used in) investing activities	1,346	1,125	2,458	5,827	7,091
Cash flows from financing activities:
Principal payments on long-term debt	(700)	(700)	(1,400)	(1,400)	(1,400)
Net cash provided by (used in) financing activities	(700)	(700)	(1,400)	(1,400)	(1,400)
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents				(351)	351
Balance, beginning of period				351
Balance, end of period					351
Nonguarantor Subsidiary
Increase (decrease) in cash from changes in:
Receivables					5
Net cash provided by (used in) operating activities					5
Cash flows from investing activities:
Due to affiliates, net	(5)
Net cash provided by (used in) investing activities	(5)
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	(5)				5
Balance, beginning of period	5	5	5	5
Balance, end of period		5	5	5	5
Eliminating Entries
Cash flows from operating activities:
Net (loss) income	1,506	1,570	3,032	3,235	9,164
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Equity in (income) loss from unconsolidated affiliates, net of distributions	$ (1,506)	$ (1,570)	$ (3,032)	$ (3,235)	$ (9,164)